Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 980,247	$ 1,006,216
Less: Accumulated depreciation	(890,770)	(876,111)
Property and equipment, net	89,477	130,105
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	712,585	737,372
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	184,546	185,361
Office equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 83,116	$ 83,483